Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2021
Nature of Business and Organization Table [Abstract]
Schedule of fair values of net assets acquired and liabilities assumed
Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	$216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	20,152,890
Total purchase price for acquisition net of $1,477,065 of cash	$27,988,967